DRYDEN NATIONAL MUNICIPALS FUND, INC.

GATEWAY CENTER THREE

FOURTH FLOOR

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

December 9, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Registration Statement on Form N-14 of
Dryden National Municipals Fund, Inc.

Commissioners:

On behalf of Dryden National Municipals Fund, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders (the “Meeting”) of the Insured Series (Dryden Insured Fund), a series of Dryden Municipal Bond Fund (Dryden Municipal Fund).  These materials include the notice of Meetings the proxy statement and prospectus, and the form of proxy card.  At the Meeting, the shareholders of Dryden Insured Fund will be asked to vote to approve or disapprove the acquisition of Dryden Insured Fund by the Fund (the Reorganization).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 from the Prudential mutual fund complex that were recently filed or declared effective by the staff:

•                  Dryden National Municipals Fund, Inc., effective on August 14, 2006 (File No. 333- 135784); and

•                  Dryden California Municipal Fund, effective on August 9, 2006 (File No. 333-135500) (together, the Prior Filings).

The Registration Statement disclosure is substantially similar to the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Notice of the Special Meeting,

•                  Summary,

•                  Comparison of Important Features (except with respect to the sections entitled “Investment Objectives and Principal Investment Policies of the Funds”, “Comparison of Other Policies”, “Risks of Investing in the Funds”,

•                  Fees and Expenses (except with respect to specific numbers),

•                  Reasons For the Reorganization,

•                  Information About the Reorganization,

•                  Voting Information,

•                  Additional Information,

•                  Miscellaneous,

•                  Shareholder Proposals, and

•                  Plan of Reorganization.

Due to the similarities in the Registration Statement and the Prior Filings, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on January 8, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz